Segment Information (Details) - Schedule of Operating Segment Operating Results - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Segment Operating Results [Abstract]
Total revenues	$ 142,812,726	$ 150,356,539	$ 152,022,381
Total operating costs and expenses	(145,351,141)
(Loss) income from operations	(2,538,415)	76,391	7,405,555
(Loss) income before income taxes and share of income in equity method investments	(1,843,365)	$ 769,646	$ 7,684,200
IT services [Member]
Schedule of Operating Segment Operating Results [Abstract]
Total revenues	141,818,338
Total operating costs and expenses	(144,347,079)
(Loss) income from operations	(2,528,741)
(Loss) income before income taxes and share of income in equity method investments	(1,828,186)
Academic education services [Member]
Schedule of Operating Segment Operating Results [Abstract]
Total revenues	1,042,832
Total operating costs and expenses	(1,013,029)
(Loss) income from operations	29,803
(Loss) income before income taxes and share of income in equity method investments	24,298
Intersegment Eliminations [Member]
Schedule of Operating Segment Operating Results [Abstract]
Total revenues	(48,444)
Total operating costs and expenses	8,967
(Loss) income from operations	(39,477)
(Loss) income before income taxes and share of income in equity method investments	$ (39,477)